Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Weighted Average Assumptions Used for Grants

The following are the weighted average assumptions used for grants during the years ended December 31, 2013, and 2012, respectively, and for valuation of the modified time-based awards in June 2014:

	Year Ended December 31,
	2014	2013	2012
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	65.0%	73.25%	75.71%
Risk-free interest rate	1.54%	0.52%	0.58%
Expected term (in years) for performance-based shares	N/A	3.85	3.85
Expected term (in years) for time-based and modified time-based shares	4.50	9.21	10.32

Summary of Stock-based Compensation Expense

The amount of stock-based compensation expense recorded within “Selling, general and administrative expenses” in the consolidated statements of operations for the years ended December 31, 2014, 2013, and 2012, respectively, was as follows:

	Year Ended December 31,
	2014	2013	2012
Time-based Restricted Stock Awards	$7,037	$8,346	$4,192
Modified Time-based Restricted Stock Awards	2,469	—	—
Restricted Stock Units- under 2014 Omnibus Plan	100	—	—
Liability awards	50	46	861
Management Retention Awards	896	1,416	2,275
Parent Company Restricted Stock Sales	—	171	—

Total stock-based compensation expense	$10,552	$9,979	$7,328

Time-based Restricted Stock Awards [Member]
Summary of Parent's Modified Time-based Restricted Stock Awards

The following table summarizes the activity in the Parent’s time-based restricted stock awards during the year ended December 31, 2014:

Time-based restricted stock	Shares	Weighted-Average Grant Date Fair Value per Share
Unvested, December 31, 2013	131,190	$164.97
Granted	—	—
Vested	(66,143)	163.03
Forfeited	(2,499)	135.21

Unvested, December 31, 2014	62,548	$172.64

Summary of Weighted-average Grant Date Fair Value per Share of Modified Time-based Restricted Stock Awards Granted Total and Fair Value of Awards Vested

The following table summarizes the weighted-average grant date fair value per share of time-based restricted stock awards granted during the years ended December 31, 2014, 2013, and 2012, as well as the total fair value of awards vested during those periods:

	Time-Based Restricted Stock
	Weighted-Average Grant Date Fair Value per Share of Grants during Period		Total Fair Value of Awards Vested during Period
Year Ended December 31, 2014	N/A	(1)	$10,783
Year Ended December 31, 2013	$155.40		$6,795
Year Ended December 31, 2012	$204.32		$9,100

(1)	There were no grants of time-based restricted stock awards by the Parent during the year-ended December 31, 2014.

Modified Time-based Restricted Stock Awards [Member]
Summary of Parent's Modified Time-based Restricted Stock Awards

The following table summarizes the activity in the Parent’s modified time-based restricted stock awards during the year ended December 31, 2014:

Modified time-based restricted stock	Shares	Weighted-Average Grant Date Fair Value per Share
Unvested, December 31, 2013	118,123	$131.83
Granted*	—	—
Vested*	—	—
Forfeited*	(10,068)	97.45

Unvested, June 10, 2014*	108,055	$115.30
Granted	—	—
Vested	(775)	115.30
Forfeited	—	—

Unvested, December 31, 2014	107,280	$115.30

*	Represents activity and balances during the current year prior to the June 2014 modification discussed above. Note that the fair value of all unvested awards was adjusted to reflect the updated fair value per share upon modification.

Summary of Weighted-average Grant Date Fair Value per Share of Modified Time-based Restricted Stock Awards Granted Total and Fair Value of Awards Vested

The following table summarizes the weighted-average grant date fair value per share of modified time-based restricted stock awards (named performance-based awards, prior to June 2014 modification) granted during the years ended December 31, 2014, 2013, and 2012, as well as the total fair value of awards vested during those periods:

	Modified Time-Based Restricted Stock
	Weighted-Average Grant Date Fair Value per Share of Grants during Period		Total Fair Value of Awards Vested during Period
Year Ended December 31, 2014	N/A	(1)	$—
Year Ended December 31, 2013	$114.50		$—
Year Ended December 31, 2012	$170.43		$—

(1)	There were no grants of performance-based restricted stock awards (or modified time-based restricted stock awards) by the Parent during the year-ended December 31, 2014.